Note 1 - Basis of Presentation: Recent Accounting Pronouncements (Policies)	9 Months Ended
Sep. 30, 2018
Policies
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09 (“ASC 606”), “Revenue from Contracts with Customers”.  Under the guidance, companies are required to recognize revenue when the seller satisfies a performance obligation, which would be when the buyer takes control of the good or service.  The Company adopted this guidance using the “modified retrospective” method effective January 1, 2018; as such, the Company applied the guidance only to the most recent period presented in the financial statements.  The Company categorizes its primary sources of revenue into three categories: (1) interest related revenues, (2) insurance related revenue and (3) revenue from contracts with customers.

•         Interest related revenues are specifically excluded from the scope of ASC 606 and accounted for under ASC Topic 310, “Receivables”.

•         Insurance related revenues are subject to industry-specific guidance within the scope of ASC Topic 944, “Financial Services – Insurance” which remains unchanged.

•         Other revenues primarily relate to commissions earned by the Company on sales of auto club memberships.  Auto club commissions are revenue from contracts with customers and are accounted for in accordance with the guidance set forth in ASC 606.

Other revenues, as a whole, are immaterial to total revenues.  There was no change to previously reported amounts from the cumulative effect of the adoption of ASC 606.  During the three months ended September 30, 2018 and 2017, the Company recognized interest related income of $45.6 million and $38.8 million, respectively, insurance related income of $11.5 million and $10.5 million, respectively, and other revenues of $1.4 million and $1.7 million, respectively.  During the nine months ended September 30, 2018 and 2017, the Company recognized interest related income of $131.9 million and $117.2 million, respectively, insurance related income of $32.5 million and $31.8 million, respectively, and other revenue of $3.9 million and $3.9 million, respectively.

In February 2016, the FASB issued ASU 2016-02, “Leases Topic (842): Leases.”  This ASU supersedes existing guidance on accounting for leases in Leases (Topic 840).  The update requires disclosures regarding key information about leasing arrangements and requires all leases to be recognized on the balance sheet as a right-of-use asset and a corresponding lease liability.  For leases with a term of 12 months or less, a practical expedient is available whereby a lessee may elect, by class of underlying asset, not to recognize a right-of-use asset or lease liability.  All the Company’s leases are currently classified as operating leases, with no lease assets or lease liabilities recorded.  The update is effective for annual and interim periods beginning after December 15, 2018, and early adoption is permitted.  The FASB continues to issue clarifications, updates and implementation guidance, which we continue to monitor.  The implementation of the accounting update will create lease assets and lease liabilities and potentially have an impact on the Company’s debt covenants.  The Company is working with its lenders to address any issues before implementation and continues to evaluate and quantify the potential impacts of this update on its consolidated financial statements.

During the first quarter of 2018, the Company adopted ASU 2016-18, “Restricted Cash” (“ASU 2016-18”), which updated ASC Topic 230, “Statement of Cash Flows.” ASU 2016-18 required companies to include cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.  The adoption of this standard resulted in a decrease in net cash used in investing activities of $.3 million for the nine months ended September 30, 2017.

In February 2018, the FASB issued ASU 2018-02, “Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”.  This update allows for a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the reduction of the federal corporate income tax rate pursuant to enactment of the Tax Cuts and Jobs Act.  This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted, and is to be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized.  The Company adopted ASU 2018-02 on January 1, 2018, resulting in a $.8 million reclassification from accumulated other comprehensive income to retained earnings on the Condensed Consolidated Statement of Financial Position and the Condensed Consolidated Statement of Comprehensive (Loss) / Income.

There have been no updates to other recent accounting pronouncements described in our 2017 Annual Report and no new pronouncements that Management believes would have a material impact on the Company.